Principal Exchange-Traded Funds
Supplement dated July 29, 2019
to the Statement of Additional Information dated November 1, 2018 as amended and restated April 8, 2019 and July 6, 2019

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD OF TRUSTEES
Under Management Information, in the Interested Trustees’ table, delete 1970 in the Name, Address, and Year of Birth column for Timothy M. Dunbar, and replace with 1957.

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